FINANCIAL INVESTORS TRUST

ALPS | Smith Credit Opportunities Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 15, 2026, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025, AS SUPPLEMENTED

Effective January 16, 2026, Jonathan Aal will no longer serve as Co-Portfolio Manager of the Fund. Accordingly, all references to Mr. Aal in the Summary Prospectus, Prospectus and Statement of Additional Information will be deleted as of that date.

Gibson Smith, Garrett Olson, and Eric Bernum will continue to serve as co-portfolio managers of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE